UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09541

AmeriPrime Advisors Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN    46204
(Address of principal executive offices) (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:  09/30

Date of reporting period:  03/31/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

                ================================================
                          Iron Market Opportunity Fund
                ================================================





                               Semi-Annual Report

                                 March 31, 2004

                                   (Unaudited)







                                  Fund Advisor:

                                 Iron Financial
                              Two Northfield Plaza
                                    Suite 250
                              Northfield, IL 60093
                            Toll Free: (877) 322-0575

Iron Market Opportunity Fund
Schedule of Investments
March 31, 2004  (Unaudited)


                                                               Principal
                                                                 Amount                Value
                                                              -------------       ----------------
Corporate Bonds - 0.49%
Boeing Capital Corp., 5.65%, 5/15/2006                           $ 100,000              $ 107,139
General Motors Acceptance Corp., 6.75%, 1/15/2006                  200,000                213,851
General Motors Acceptance Corp., 7.50%, 7/15/2005                  100,000                106,449
                                                                                  ----------------

TOTAL CORPORATE BONDS (Cost $407,538)                                                     427,439
                                                                                  ----------------

Mortgage Backed Bonds - 4.44%
FNMA, Series #2003-91, 2.70%, 9/25/2033 (a)                      1,409,693              1,409,098
FHLMC, Series #2585, 5.50%, 9/15/2032                              990,721                997,586
GNMA, Series #2003-75, 5.50%, 9/20/2030                            472,298                468,813
GNMA, Series #2003-77, 6.00%, 1/16/2033                            254,777                255,658
GNMA, Series #2003-19, 4.50%, 11/16/2032                           737,086                737,274
                                                                                  ----------------

TOTAL MORTGAGE BACKED (Cost $3,883,592)                                                 3,868,429
                                                                                  ----------------

Government Agency Bonds - 7.40%
FNMA, 4.04%, 3/16/2009                                           1,905,000              1,915,836
FHLMC, 3.00%, 11/25/2008                                         1,000,000              1,023,153
FHLB, 3.00%, 4/30/2007                                           3,250,000              3,254,163
FNMA, 5.50%, 10/15/2013                                            250,000                250,327
                                                                                  ----------------

TOTAL GOVERNMENT AGENCY BONDS (Cost $6,407,021)                                         6,443,479
                                                                                  ----------------

                                                                 Shares
                                                              -------------
Mutual Funds - 85.90%
Columbia High Yield Fund                                             1,943                 17,099
Eaton Vance Floating Rate Mutual Fund                               25,329                249,747
Federated High Yield Trust Fund                                      2,734                 16,542
Gartmore Morley Capital Accumulation Fund - Institutional        1,693,684             16,936,841
Legg Mason High Yield Portfolio Fund                                 1,567                 14,259
Neuberger Berman High Income Bond Fund - Class I                     1,618                 15,244
Nicholas Applegate High Yield Bond Fund - Class I                    1,137                 11,755
One Group High Yield Bond Fund - Class I                               457                  3,801
PIMCO High Yield Fund - Institutional                                  653                  6,330
Scudder Preservation Plus Income Fund                            5,750,575             57,505,746
TIAA-CREF High Yield Bond Fund                                         926                  8,697
Value Line Aggressive Income Trust                                      35                    178
                                                                                  ----------------

TOTAL MUTUAL FUNDS (Cost $75,623,687)                                                  74,786,239
                                                                                  ----------------

Money Market - 1.68%
Huntington Money Market Fund - Investment Shares, .20% (a)       1,458,699            $ 1,458,699
                                                                                  ----------------

TOTAL MONEY MARKET (Cost $1,458,699)                                                    1,458,699
                                                                                  ----------------

TOTAL INVESTMENTS (Cost $87,780,537) - 99.91%                                        $ 86,984,285
                                                                                  ----------------

Other assets in excess of liabilities - 0.09%                                              77,675
                                                                                  ----------------

TOTAL NET ASSETS - 100.00%                                                           $ 87,061,960
                                                                                  ================

(a) Variable rate security; the coupon rate shown represents that rate at March 31, 2004.


See accompanying notes which are an integral part of the financial statements.

Iron Market Opportunity Fund
Statement of Assets and Liabilities
March 31, 2004  (Unaudited)


Assets
Investments in securities, at value (cost $87,780,537)                         $ 86,984,285
Dividends receivable                                                                220,367
Receivable for fund shares sold                                                     175,000
Interest receivable                                                                  77,486
Other receivables                                                                     8,989
Other assets                                                                          6,032
                                                                           -----------------
     Total assets                                                                87,472,159
                                                                           -----------------

Liabilities
Payable for securities purchased                                                    250,000
Payable for fund shares redeemed                                                     99,526
Payable to adviser                                                                   34,201
Other payables and accrued expenses                                                  25,877
Trustee fees accrued                                                                    595
                                                                           -----------------
     Total liabilities                                                              410,199
                                                                           -----------------

Net Assets                                                                     $ 87,061,960
                                                                           =================

Net Assets consist of:
Paid in capital                                                                  88,275,957
Accumulated undistributed net investment income (loss)                                7,228
Accumulated net realized gain (loss) from investment transactions                  (424,973)
Net unrealized appreciation (depreciation) on investments                          (796,252)
                                                                           -----------------

Net Assets                                                                     $ 87,061,960
                                                                           =================

Shares outstanding (unlimited number of shares with no par value)                 8,826,076
                                                                           -----------------

Net Asset Value
Offering price and redemption price per share                                        $ 9.86
                                                                           =================



See accompanying notes which are an integral part of the financial statements.

Iron Market Opportunity Fund
Statement of Operations
Six months ended March 31, 2004 (Unaudited)


Investment Income
Dividend income                                                          $ 1,318,456
Interest income                                                              143,006
                                                                      ---------------
  Total Income                                                             1,461,462
                                                                      ---------------

Expenses
Investment adviser fee                                                       409,630
Administration expenses                                                       36,133
Fund accounting expenses                                                      19,121
Custodian expenses                                                            16,655
Transfer agent expenses                                                        8,678
Auditing expenses                                                              6,558
Legal expenses                                                                 5,486
Insurance expenses                                                             3,740
Miscellaneous expenses                                                         2,493
Registration expenses                                                          1,745
Trustee expenses                                                               1,347
                                                                      ---------------
  Total Expenses                                                             511,586
Reimbursed expenses (a)                                                     (204,815)
                                                                      ---------------
Net operating expenses                                                       306,771
                                                                      ---------------
Net Investment Income (Loss)                                               1,154,691
                                                                      ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                           (139,332)
Capital gain distributions from other investment companies                   999,895
Change in net unrealized appreciation (depreciation)
   on investment securities                                                 (827,680)
                                                                      ---------------
Net realized and unrealized gain (loss) on investment securities              32,883
                                                                      ---------------
Net increase (decrease) in net assets resulting from operations          $ 1,187,574
                                                                      ===============

(a) See note 3 to the financial statements.


See accompanying notes which are an integral part of the financial statements.

Iron Market Opportunity Fund
Statements of Changes In Net Assets



                                                                   Six months ended
                                                                    March 31, 2004           Year ended
                                                                      (Unaudited)        September 30, 2003
                                                                  -------------------  -----------------------
Operations
  Net investment income (loss)                                     $       1,154,691    $           1,694,582
  Net realized gain (loss) on investment securities                          860,563                  280,514
  Change in net unrealized appreciation (depreciation)                      (827,680)                  29,948
                                                                  -------------------  -----------------------
Net increase (decrease) in net assets resulting from operations            1,187,574                2,005,044
                                                                  -------------------  -----------------------

Distributions
  From net investment income                                              (1,172,280)              (1,728,542)
  From net realized gain                                                    (748,902)                       -
                                                                  -------------------  -----------------------
  Total distributions                                                     (1,921,182)              (1,728,542)
                                                                  -------------------  -----------------------

Capital Share Transactions
  Proceeds from shares sold                                               63,459,343              139,347,296
  Reinvestment of distributions                                            1,534,382                1,553,652
  Amount paid for shares repurchased                                     (54,766,175)             (89,967,329)
                                                                  -------------------  -----------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                              10,227,550               50,933,619
                                                                  -------------------  -----------------------
Total Increase (Decrease) in Net Assets                                    9,493,942               51,210,121
                                                                  -------------------  -----------------------

Net Assets
  Beginning of period                                                     77,568,018               26,357,897
                                                                  -------------------  -----------------------

  End of period                                                    $      87,061,960    $          77,568,018
                                                                  ===================  =======================

Accumulated net investment income (loss)                           $           7,228    $              24,817
                                                                  -------------------  -----------------------

Capital Share Transactions
  Shares sold                                                              6,383,359               13,963,230
  Shares issued in reinvestment of distributions                             153,502                  158,225
  Shares repurchased                                                      (5,505,488)              (9,029,317)
                                                                  -------------------  -----------------------

  Net increase (decrease) from capital transactions                        1,031,373                5,092,138
                                                                  ===================  =======================



See accompanying notes which are an integral part of the financial statements.

Iron Market Opportunity Fund
Financial Highlights

                                                   Six months ended                               For the
                                                    March 31, 2004          Year ended         Period ended
                                                     (Unaudited)       September 30, 2003   September 30, 2002 (a)
                                                   ----------------    -------------------  -------------------

Selected Per Share Data
Net asset value, beginning of period                $         9.95      $            9.75    $           10.00
                                                   ----------------    -------------------  -------------------
Income from investment operations
  Net investment income (loss)                                0.14                   0.28                 0.38
  Net realized and unrealized gain (loss)                     0.01                   0.20                (0.29)
                                                   ----------------    -------------------  -------------------
Total from investment operations                              0.15                   0.48                 0.09
                                                   ----------------    -------------------  -------------------
Less Distributions to shareholders:
  From net investment income                                 (0.14)                 (0.28)               (0.34)
  From net realized gain                                     (0.10)                     -                    -
                                                   ----------------    -------------------  -------------------
Total distributions                                          (0.24)                 (0.28)               (0.34)
                                                   ----------------    -------------------  -------------------

Net asset value, end of period                      $         9.86      $            9.95    $            9.75
                                                   ================    ===================  ===================

Total Return                                                 1.46% (b)              4.95%                0.90% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                     $       87,062      $          77,568    $          26,358
Ratio of expenses to average net assets                      0.74% (c)              0.90%                1.45% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                             1.24% (c)              1.33%                1.45% (c)
Ratio of net investment income to
   average net assets                                        2.80% (c)              3.10%                3.94% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement          2.30% (c)              2.67%                3.94% (c)
Portfolio turnover rate                                     41.01%                 92.97%              626.51%


(a) For the period October 11, 2001 (Commencement of Operations) to September 30, 2002.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.



See accompanying notes which are an integral part of the financial statements.

                          Iron Market Opportunity Fund
                        Notes to the Financial Statements
                                 March 31, 2004
                                   (Unaudited)

NOTE 1.  ORGANIZATION

The Iron Market Opportunity Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on July 1, 2001 and commenced operations October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently offered by the Trust. The Fund's investment objective is to maximize long term total return. The Fund invests primarily in shares of other mutual funds. The investment adviser to the Fund is Iron Financial Management, Inc (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                          Iron Market Opportunity Fund
                        Notes to the Financial Statements
                           March 31, 2004 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The  Fund's  investment  adviser  is  Iron  Financial   Management,   Inc.  (the
"Adviser").

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended March 31, 2004, the Adviser was contractually entitled to receive fees of $409,630 from the Fund. Effective October 1, 2003, the Adviser has contractually agreed to waive one-half of its management fees through January 28, 2005. For the six months ended March 31, 2004, the Adviser has waived $204,815.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets up to $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended March 31, 2004, Unified earned fees of $36,133 for administrative services provided to the Fund. Certain Trustees and the officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as the Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250). For the six months ended March 31, 2004, Unified earned fees of $7,480 from the Fund for transfer agent services provided to the Fund and $1,198 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets of $10 million or more). For the six months ended March 31, 2004, Unified earned fees of $19,121 from the Fund for fund accounting services provided to the Fund.

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 that permits the Fund to pay certain distribution and promotion expenses related to marketing shares of the Fund; however the plan has not been activated. As a result there were no 12b-1 payments made to the Distributor for the period ended March 31, 2004. Certain Trustees have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and an officer of the Trust is an officer of the Distributor. As a result, those persons may be deemed to be affiliates of the Distributor.

                          Iron Market Opportunity Fund
                        Notes to the Financial Statements
                           March 31, 2004 - continued
                                   (Unaudited)

NOTE 4.  INVESTMENTS

For the six months ended March 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
     U.S. Government Obligations      $ 13,395,829
     Other                              28,695,644
Sales
     U.S. Government Obligations      $   6,454,621
     Other                               26,468,946

As of March 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

     Gross appreciation                $   65,781

     Gross depreciation                  (862,033)

                                -------------------
     Net depreciation
       on investments                  $ (796,252)
                                ===================

At March 31, 2004, the aggregate cost of securities for federal income tax purposes was $87,780,537.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2004, Fabco & Co. owned 51.62% of the Fund, for the benefit of others.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At September 30, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $536,634, expiring in 2011. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during fiscal years 2003 and 2002 were as follows:

                          Iron Market Opportunity Fund
                        Notes to the Financial Statements
                           March 31, 2004 - continued
                                   (Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued


                                           2003               2002
                                      ---------------    -------------
Distributions paid from
   Ordinary Income                       $ 1,728,542        $ 839,575
   Short-term Capital Gain                         -                -
   Long-term Capital Gain                          -                -
                                      ---------------    -------------
                                         $ 1,728,542        $ 839,575
                                      ===============    =============

For the six months ended March 31, 2004, the Fund paid monthly distributions of net investment income totaling $0.1398 per share. Capital gain distributions in the amount of $0.0939 per share were paid December 30, 2003, to shareholders of record on December 29, 2003. The Fund paid ordinary income dividends of $1,172,280, short-term capital gains of $590,189 and long-term capital gains of $158,713.

NOTE 9. CHANGE OF AUDITORS

On March 14, 2004, Cohen McCurdy, Ltd. ("Cohen") was selected to replace McCurdy & Associates CPA's, Inc. ("McCurdy") as the Fund's independent auditor for the 2004 fiscal year. The Trust's selection of Cohen was approved by both the Audit Committee and the Board of Trustees.

McCurdy's report on the Fund's financial statements as of September 30, 2003 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Fund and McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, that, if not resolved to the satisfaction of McCurdy, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at (877) 322-0575; (2) on the Fund's website at www.ameriprime.com; and (3) on the SEC's website at www.sec.gov.

TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

FUND'S ADVISER
Iron Financial
Two Northfield Plaza
Suite 250
Northfield, IL  60093

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204






This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

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Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.  See Item 1 - Reports to Stockholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 7, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmeriPrime Advisors Trust

By       /s/ Timothy Ashburn
*
         Timothy Ashburn, President

Date     June 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Timothy Ashburn
*
         Timothy Ashburn, President

Date     June 3, 2004

By       /s/ Thomas G. Napurano
*
         Thomas Napurano, Chief Financial Officer and Treasurer

Date     June 4, 2004




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